Document and Entity Information	Aug. 11, 2026
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 11, 2026
Entity Registrant Name	MOODY’S CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14037
Entity Tax Identification Number	13-3998945
Entity Address, Address Line One	7 World Trade Center at 250 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	553-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001059556
Amendment Flag	false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MCO
Security Exchange Name	NYSE
1.75% Senior Notes Due 2027
Entity Information [Line Items]
Title of 12(b) Security	1.75% Senior Notes Due 2027
Trading Symbol	MCO 27
Security Exchange Name	NYSE
.950% Senior Notes Due Two Thousand and Thirty
Entity Information [Line Items]
Title of 12(b) Security	0.950% Senior Notes Due 2030
Trading Symbol	MCO 30
Security Exchange Name	NYSE